Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule Of Regulatory Assets and Liabilities [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2018	2017
Regulatory assets
Deferred income tax regulatory assets	$775	$667
Pension and post-retirement medical plan (1)	453	380
Cost recovery clauses	75	17
Environmental remediations	31	41
Hurricane Matthew restoration	28	28
Stranded cost recovery	28	25
Unamortized defeasance costs	26	32
Demand side management ("DSM") deferral	24	28
Deferrals related to derivative instruments	10	15
Storm reserve	4	59
Other	115	119
	$1,569	$1,411
Current	$165	$138
Long-term	1,404	1,273
Total regulatory assets	$1,569	$1,411
Regulatory liabilities
Deferred income tax regulatory liabilities	1,218	1,116
Accumulated reserve - cost of removal	955	894
Regulated fuel adjustment mechanism	161	177
Deferrals related to derivative instruments	116	182
Storm reserve	76	-
Cost recovery clauses	30	51
Self-insurance fund (note 31)	30	28
Other	24	20
	$2,610	$2,468
Current	$251	$226
Long-term	2,359	2,242
Total regulatory liabilities	$2,610	$2,468
(1) The December 31, 2017 pension and post-retirement medical plan regulatory asset includes a prior period reclassification of $35 million from AOCI, for changes in unrecognized pension and post-retirement benefit costs to be consistent with current year presentation. Refer to note 10 for further details.